Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 29, 2012
Peritus High Yield ETF (Prospectus Summary) | Peritus High Yield ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PERITUS HIGH YIELD ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Peritus High Yield ETF (the "Fund") seeks high current income with a secondary goal of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares.
During the most recent fiscal year ended June 30, 2012, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Peritus I Asset Management, LLC (the "Sub-Advisor") seeks to achieve the Fund's investment objective by selecting a focused portfolio of high-yield debt securities
(commonly referred to as "junk bonds"), which include senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper).
The Fund does not have any portfolio maturity limitation and may invest its assets in instruments with short-term, medium-term or long-term maturities. The Fund also may invest to a lesser extent in equity securities that the Sub-Advisor believes will yield high dividends or are otherwise consistent with the Fund's investment objective.

In selecting securities for the Fund's portfolio, the Sub-Advisor, subject to the oversight of the Advisor and the Board of Trustees (the "Board"), performs an independent investment analysis of each issuer to determine its creditworthiness.
The Sub-Advisor takes a deep value contrarian approach to the credit markets, foregoing relative value and new issue participation in favor of absolute returns.
The Sub-Advisor focuses on the secondary market, predominantly investing in assets at a discount to par ($100), allowing for a potential opportunity to generate capital gains in addition to current yield. The Sub-Advisor believes that structural and technical inefficiencies exist in the secondary credit markets, which create tremendous investment opportunities, and that, by holding a diversified but limited number of securities, the portfolio will be constructed of securities that provide exposure to industries believed to offer the most value to the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to a number of risks that may affect the value of its shares, including:

Credit Risk. The Fund is subject to the risk that an issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund is also subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer's creditworthiness. Credit risk is heightened to the extent the Fund invests in high yield securities or junk bonds.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the
"Exchange") may result in a shareholder's inability to buy or sell shares of the
Fund on that day.

Fixed Income Risk. The market value of fixed income investments in which the
Fund may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

High-Yield Risk. The Fund's investments in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

Issuer Risk. The value of a security may increase for a number of reasons which directly relate to the issuer, such as management performance, improved financial condition and increased demand of the issuer's goods or services. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Management Risk. The Sub-Advisor continuously evaluates the Fund's holdings, purchases and sales with a view to achieving the Fund's investment objective.
However, the achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Prepayment Risk. The Fund may invest in mortgage related securities, which may be paid off early if the borrower on the underlying mortgagee prepays the mortgage or refinances the mortgage prior to the maturity date. If interest rates are falling the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

Trading Risk. Shares of the Fund may trade below their net asset value ("NAV").
The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the
Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any fund, there is no guarantee that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the
Fund. The table also shows how the Fund's performance compares to the Barclays
U.S. High Yield Index, which is an unmanaged index considered representative of the universe of U.S. fixed rate, non-investment grade debt. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.advisorshares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return as of September 30, 2012 was 12.40%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

                 Return      Quarter/Year
Highest Return     4.71%         1Q/2011
Lowest Return -7.05% 3Q/2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 2011
Peritus High Yield ETF (Prospectus Summary) | Peritus High Yield ETF | Barclays U.S. High Yield Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. High Yield Index (Reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.98%
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010
Peritus High Yield ETF (Prospectus Summary) | Peritus High Yield ETF | Peritus High Yield ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	1.10%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	429
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	742
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,629
Annual Return 2011	rr_AnnualReturn2011	1.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.05%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010
Peritus High Yield ETF (Prospectus Summary) | Peritus High Yield ETF | Peritus High Yield ETF | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[1]
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010
Peritus High Yield ETF (Prospectus Summary) | Peritus High Yield ETF | Peritus High Yield ETF | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[1]
1 Year	rr_AverageAnnualReturnYear01	1.26%
Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.